SIGNIFICANT ACCOUNTING POLICIES (Details) - EBP 310 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Accounting Policy [Line Items]
Liability to participant	$ 1,008,000	$ 42,000
Transfers to other Huntington Ingalls Industries, Inc. pension plans	$ 5,814,000